Fair Value Of Assets And Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	$ 15,135,265,000		$ 16,431,619,000
Total federal funds sold	66,079,000		34,492,000
Securities purchased under agreements to resell	412,614,000		601,891,000
Trading securities	801,718,000		1,262,720,000
Loans held-for-sale	370,152,000		401,937,000
Securities available for sale	3,398,457,000	[1]	3,061,808,000	[2]
Derivative assets	181,866,000		292,472,000
Total other assets	205,746,000		314,949,000
Cash and due from banks	349,216,000		469,879,000
Capital markets receivables	45,255,000	[3]	117,772,000	[3]
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	23,789,833,000		25,334,019,000
Total deposits	16,734,956,000		16,629,709,000
Trading liabilities	368,348,000		564,429,000
Total federal funds purchased	1,042,633,000		1,351,023,000
Securities sold under agreements to repurchase	442,789,000		555,438,000
Other Short-term Borrowings	181,146,000		441,201,000
Term borrowings	1,739,859,000		2,226,482,000
Derivative liabilities	154,280,000		202,269,000
Capital markets payables	21,173,000	[3]	110,329,000	[3]
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	21,289,082,000		22,824,813,000
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	15,135,265,000		16,431,619,000
Total interest-bearing cash	730,297,000		353,373,000
Total federal funds sold	66,079,000		34,492,000
Securities purchased under agreements to resell	412,614,000		601,891,000
Total short-term financial assets	1,208,990,000		989,756,000
Trading securities	801,718,000	[4]	1,262,720,000	[4]
Loans held-for-sale	370,152,000	[4]	401,937,000	[4]
Securities available for sale	3,398,457,000	[4],[5]	3,061,808,000	[4],[6]
Derivative assets	181,866,000	[4]	292,472,000	[4]
Tax credit investments	66,128,000		76,501,000
Deferred compensation assets	23,880,000		22,477,000
Total other assets	90,008,000		98,978,000
Cash and due from banks	349,216,000		469,879,000
Capital markets receivables	45,255,000		117,772,000
Accrued interest receivable	69,208,000		72,779,000
Total nonearning assets	463,679,000		660,430,000
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	21,650,135,000		23,199,720,000
Defined maturity	1,505,712,000		1,523,428,000
Undefined maturity	15,229,244,000		15,106,281,000
Total deposits	16,734,956,000		16,629,709,000
Trading liabilities	368,348,000	[4]	564,429,000	[4]
Total federal funds purchased	1,042,633,000		1,351,023,000
Securities sold under agreements to repurchase	442,789,000		555,438,000
Other Short-term Borrowings	181,146,000		441,201,000
Total short-term financial liabilities	1,666,568,000		2,347,662,000
Real estate investment trust-preferred	45,828,000		45,760,000
Term borrowings - new market tax credit investment	18,000,000		18,000,000
Borrowings secured by residential real estate	310,833,000		390,182,000
Other long term borrowings	1,365,198,000		1,772,540,000
Total other term borrowings	1,739,859,000		2,226,482,000
Derivative liabilities	154,280,000	[4]	202,269,000	[4]
Capital markets payables	21,173,000		110,329,000
Accrued interest payable	23,813,000		28,114,000
Total other noninterest-bearing liabilities	44,986,000		138,443,000
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	20,708,997,000		22,108,994,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	7,837,130,000		8,700,765,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	1,122,676,000		1,148,238,000
Carrying Reported Amount Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	5,206,586,000		5,559,754,000
Carrying Reported Amount Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	639,751,000		740,655,000
Carrying Reported Amount Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	329,122,000		282,207,000
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	14,630,444,000		15,555,040,000
Total interest-bearing cash	730,297,000		353,373,000
Total federal funds sold	66,079,000		34,492,000
Securities purchased under agreements to resell	412,614,000		601,891,000
Total short-term financial assets	1,208,990,000		989,756,000
Trading securities	801,718,000	[4]	1,262,720,000	[4]
Loans held-for-sale	370,152,000	[4]	401,937,000	[4]
Securities available for sale	3,398,457,000	[4],[5]	3,061,808,000	[4],[6]
Derivative assets	181,866,000	[4]	292,472,000	[4]
Tax credit investments	66,128,000		76,501,000
Deferred compensation assets	23,880,000		22,477,000
Total other assets	90,008,000		98,978,000
Cash and due from banks	349,216,000		469,879,000
Capital markets receivables	45,255,000		117,772,000
Accrued interest receivable	69,208,000		72,779,000
Total nonearning assets	463,679,000		660,430,000
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	21,145,314,000		22,323,141,000
Defined maturity	1,520,950,000		1,556,020,000
Undefined maturity	15,229,244,000		15,106,281,000
Total deposits	16,750,194,000		16,662,301,000
Trading liabilities	368,348,000	[4]	564,429,000	[4]
Total federal funds purchased	1,042,633,000		1,351,023,000
Securities sold under agreements to repurchase	442,789,000		555,438,000
Other Short-term Borrowings	181,146,000		441,201,000
Total short-term financial liabilities	1,666,568,000		2,347,662,000
Real estate investment trust-preferred	47,000,000		42,300,000
Term borrowings - new market tax credit investment	17,685,000		18,835,000
Borrowings secured by residential real estate	268,249,000		231,041,000
Other long term borrowings	1,372,646,000		1,729,527,000
Total other term borrowings	1,705,580,000		2,021,703,000
Derivative liabilities	154,280,000	[4]	202,269,000	[4]
Capital markets payables	21,173,000		110,329,000
Accrued interest payable	23,813,000		28,114,000
Total other noninterest-bearing liabilities	44,986,000		138,443,000
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	20,689,956,000		21,936,807,000
Loan commitments	1,923,000		1,765,000
Standby and other commitments	4,653,000		4,933,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	7,759,902,000		8,546,446,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	1,075,385,000		1,114,187,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	4,858,031,000		4,993,192,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	606,038,000		617,385,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	331,088,000		283,830,000
Contractual Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan commitments	8,836,656,000		7,993,218,000
Standby and other commitments	318,149,000		367,785,000
Fair Value Inputs Level1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	23,259,000		15,277,000
Total other assets	26,900,000		24,327,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Total interest-bearing cash	730,297,000		353,373,000
Total federal funds sold	0		0
Securities purchased under agreements to resell	0		0
Total short-term financial assets	730,297,000		353,373,000
Trading securities	0	[4]	0	[4]
Loans held-for-sale	0	[4]	0	[4]
Securities available for sale	23,259,000	[4]	15,277,000	[4]
Derivative assets	3,020,000	[4]	1,850,000	[4]
Tax credit investments	0		0
Deferred compensation assets	23,880,000		22,477,000
Total other assets	23,880,000		22,477,000
Cash and due from banks	349,216,000		469,879,000
Capital markets receivables	0		0
Accrued interest receivable	0		0
Total nonearning assets	349,216,000		469,879,000
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	1,129,672,000		862,856,000
Defined maturity	0		0
Undefined maturity	0		0
Total deposits	0		0
Trading liabilities	0	[4]	0	[4]
Total federal funds purchased	0		0
Securities sold under agreements to repurchase	0		0
Other Short-term Borrowings	0		0
Total short-term financial liabilities	0		0
Real estate investment trust-preferred	0		0
Term borrowings - new market tax credit investment	0		0
Borrowings secured by residential real estate	0		0
Other long term borrowings	0		0
Total other term borrowings	0		0
Derivative liabilities	4,343,000	[4]	2,546,000	[4]
Capital markets payables	0		0
Accrued interest payable	0		0
Total other noninterest-bearing liabilities	0		0
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	4,343,000		2,546,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	3,168,277,000		2,839,545,000
Total other assets	178,846,000		290,622,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Total interest-bearing cash	0		0
Total federal funds sold	66,079,000		34,492,000
Securities purchased under agreements to resell	412,614,000		601,891,000
Total short-term financial assets	478,693,000		636,383,000
Trading securities	794,518,000	[4]	1,244,728,000	[4]
Loans held-for-sale	6,185,000	[4]	26,251,000	[4]
Securities available for sale	3,168,277,000	[4]	2,839,545,000	[4]
Derivative assets	178,846,000	[4]	290,622,000	[4]
Tax credit investments	0		0
Deferred compensation assets	0		0
Total other assets	0		0
Cash and due from banks	0		0
Capital markets receivables	45,255,000		117,772,000
Accrued interest receivable	69,208,000		72,779,000
Total nonearning assets	114,463,000		190,551,000
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	4,740,982,000		5,228,080,000
Defined maturity	1,520,950,000		1,556,020,000
Undefined maturity	15,229,244,000		15,106,281,000
Total deposits	16,750,194,000		16,662,301,000
Trading liabilities	368,348,000	[4]	564,429,000	[4]
Total federal funds purchased	1,042,633,000		1,351,023,000
Securities sold under agreements to repurchase	442,789,000		555,438,000
Other Short-term Borrowings	181,146,000		430,045,000
Total short-term financial liabilities	1,666,568,000		2,336,506,000
Real estate investment trust-preferred	0		0
Term borrowings - new market tax credit investment	0		0
Borrowings secured by residential real estate	0		0
Other long term borrowings	1,372,646,000		1,729,527,000
Total other term borrowings	1,372,646,000		1,729,527,000
Derivative liabilities	147,022,000	[4]	197,548,000	[4]
Capital markets payables	21,173,000		110,329,000
Accrued interest payable	23,813,000		28,114,000
Total other noninterest-bearing liabilities	44,986,000		138,443,000
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	20,349,764,000		21,628,754,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	8,126,000		9,553,000
Total other assets	0		0
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	14,630,444,000		15,555,040,000
Total interest-bearing cash	0		0
Total federal funds sold	0		0
Securities purchased under agreements to resell	0		0
Total short-term financial assets	0		0
Trading securities	7,200,000	[4]	17,992,000	[4]
Loans held-for-sale	363,967,000	[4]	375,686,000	[4]
Securities available for sale	206,921,000	[4],[5]	206,986,000	[4],[6]
Derivative assets	0	[4]	0	[4]
Tax credit investments	66,128,000		76,501,000
Deferred compensation assets	0		0
Total other assets	66,128,000		76,501,000
Cash and due from banks	0		0
Capital markets receivables	0		0
Accrued interest receivable	0		0
Total nonearning assets	0		0
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	15,274,660,000		16,232,205,000
Defined maturity	0		0
Undefined maturity	0		0
Total deposits	0		0
Trading liabilities	0	[4]	0	[4]
Total federal funds purchased	0		0
Securities sold under agreements to repurchase	0		0
Other Short-term Borrowings	0		11,156,000
Total short-term financial liabilities	0		11,156,000
Real estate investment trust-preferred	47,000,000		42,300,000
Term borrowings - new market tax credit investment	17,685,000		18,835,000
Borrowings secured by residential real estate	268,249,000		231,041,000
Other long term borrowings	0		0
Total other term borrowings	332,934,000		292,176,000
Derivative liabilities	2,915,000	[4]	2,175,000	[4]
Capital markets payables	0		0
Accrued interest payable	0		0
Total other noninterest-bearing liabilities	0		0
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	335,849,000		305,507,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	7,759,902,000		8,546,446,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	1,075,385,000		1,114,187,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	4,858,031,000		4,993,192,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	606,038,000		617,385,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	331,088,000		283,830,000
FHLB-Cincinnati Stock [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investments	128,000,000		125,500,000
FRB Stock [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investments	$ 66,000,000		$ 66,000,000

[1]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Balances reflect the net presentation of certain capital markets receivables and payables. Prior period has been revised for comparability. Refer to Note 1 - Summary of Significant Accounting Policies for additional information.
[4]	Classes are detailed in the recurring and nonrecurring measurement tables.
[5]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0 million.
[6]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million.